Other Provisions	12 Months Ended
Jun. 30, 2025
Other Provisions1 [Abstract]
Other Provisions	Other provisions

	SA Rand
Figures in million	2025	2024
Provision for silicosis settlement (a)	261	255
Retirement benefit obligation (b)	—	290
Total other provisions	261	545
Current portion of other provisions	65	19
Non-current portion of other provisions	196	526
.
Provision for silicosis settlement
Critical accounting estimates and judgements
The provision amount was based on estimates of the number of potential claimants, levels of disease progression and take-up rates. These estimates were informed by historic information, published academic research and professional opinion. The key assumptions that were made in the determination of the provision amount include:
▪Silicosis prevalence rates
▪Estimated settlement per claimant
▪Benefit take-up rates
▪Disease progression rates
▪Timing of cash flows
A discount rate of 8.2% (2024: 9.3%) (2023: 9.5%) was used, based on South African government bonds with similar terms to the obligation.
Significant judgement is applied in estimating the cost that will be required to settle any future claims. There is uncertainty with regards to the rate at which potential claims would be reported as well as the benefit take-up rates. Refer to sensitivity analysis on the key assumptions below. The ultimate cost may differ from current estimates.
25Other provisions continued
(a)Provision for silicosis settlement continued
Harmony and certain of its subsidiaries (Harmony group), together with other mining companies, were named in a class action suit for silicosis and tuberculosis which was certified by the Johannesburg High Court in May 2016. On 26 July
2019, the Johannesburg High Court approved the settlement of the silicosis and tuberculosis class action suit between the
Occupational Lung Disease Gold Working Group (the Working Group) – representing Gold Fields, African Rainbow
Minerals, Anglo American SA, AngloGold Ashanti, Harmony and Sibanye Stillwater – and lawyers representing affected mineworkers (settlement agreement). The mandatory three-month period, during which potential beneficiaries could opt out of the settlement agreement and the audit thereof was completed in December 2019. The Tshiamiso Trust was set up to oversee the tracking and tracing of class members, process all submitted claims, including the undertaking of benefit medical examinations, and pay benefits to eligible claimants. A jointly controlled Special Purpose Vehicle has been set up to act as an agent for the Working Group in relation to certain matters set out in the settlement agreement and trust deed.
Claims will be accepted for a twelve-year period with an effective date of December 2019.
The Working Group paid the legal costs of the claimants’ attorneys and other initial amounts as set out in the settlement agreement in 2021. On 31 January 2020, the Working Group commenced the payment of their quarterly administration and benefit contributions to the Tshiamiso Trust to enable the trustees to settle benefits of eligible claimants. Those payments are revisited as necessary annually, based on activities and claims.
Harmony has provided for the estimated cost of the settlement based on actuarial assessments. A portion of the provision has been transferred to current liabilities. The nominal amount for Harmony group at 30 June 2025 is R329 million.
The following is a reconciliation of the total provision for the silicosis settlement:

	SA Rand
Figures in million	2025	2024
Balance at beginning of year	255	549
Change in estimate (a)	2	(174)
Time value of money and inflation component	21	33
Payments (b)	(17)	(153)
Balance at end of year	261	255
Current portion of silicosis settlement provision	65	19
Non-current portion of silicosis settlement provision	196	236
(a)The change in estimate relates mainly to a change in the assumptions due to the potential preserved claims, which resulted in an increase of the estimated obligation as at 30 June 2025. This was offset due to the availability of actual exit data and an adjustment to the take-up rate.
(b)These payments comprise of the administration and benefit contributions to the Tshiamiso Trust. Harmony had surplus funds available in the Tshiamiso Trust therefore no further benefit contributions have been made during the
2025 year per instruction of the Tshiamiso Trust.
Sensitivity analysis
Management has considered the information available regarding key assumptions, as well as the uncertainties and term of the projections, and determined variances for a reasonable (possible) range to apply to the key assumptions. Information considered included medical data and evidence from the silicosis claim process. Management also considered the guidance provided by the actuarial specialists as to what could be a reasonably possible change for each item. The impact of these reasonable possible changes on the assumptions would not have a material impact on the balance.
The ultimate outcome of this matter remains uncertain, with the number of eligible potential claimants successfully submitting claims and receiving compensation being uncertain. The provision recorded in the financial statements is consequently subject to adjustment or reversal in the future.
Retirement benefit obligation
Critical accounting estimates and judgements
An updated actuarial valuation was carried out at the end of each financial year up until the 2024 year. During
September 2024, Harmony entered into an agreement with RMA Life Assurance Company Limited (RMA) to transfer a once-off amount of R350 million to RMA as a single premium for the transfer of the liability in respect of the medical promise and medical aid subsidy, and the administration thereof from Harmony to RMA. For 2025, the net liability was measured at Rnil based on the agreement entered into with RMA. In 2024, the assumptions used to determine the liability included a discount rate of 12.2%, no increases in employer subsidies (in terms of the agreement), mortality rates according to the SA 1956/62 mortality table (SA ”a mf” tables) (retirement age of 60) and a medical inflation rate of 9.7%
(2023: discount rate of 13.5%, retirement age of 60 and 10.1% inflation rate). Management determined the discount rate by assessing South African government bonds with similar terms to the liability. The changes to the discount rate and medical inflation rate were similar to changes in interest and inflation rates in South Africa.
25Other provisions continued
(b)Retirement benefit obligation continued
Pension and provident funds
The group contributed to several pension and provident funds governed by the Pension Funds Act, 1956 for the employees of its South African subsidiaries. The pension funds are multi-employer defined contribution industry plans. The group’s liability is therefore limited to its monthly determined contributions. The provident funds are funded on a “monetary accumulative basis” with the member’s and employer’s contributions having been fixed in the constitution of the funds. The
Australian group companies make contributions to each employee’s superannuation (pension) funds in accordance with the Superannuation Guarantee Scheme (SGS). The SGS is a Federal Government initiative enforced by law which compels employers to make regular payments to regulated funds providing for each employee on their retirement. The
SGS was set at a minimum of 11.5% of gross salary and wages for the 2025 year (2024: 11.0%). The fund is a defined contribution plan. The PNG Superannuation Act 2002 requires a compulsory employer contribution of 8.4% (2024: 8.4%)
into an approved superannuation (pension) fund if an employee is appointed for a period of three months or more. The approved superannuation funds are defined contribution plans.
Substantially all the group’s employees are covered by the above mentioned retirement benefit plans. Funds contributed by the group for the 2025 financial year amounted to R1 312 million (2024: R1 226 million).
Post-retirement benefits other than pensions
Harmony inherited post-retirement medical benefit obligations with the Freegold acquisition in 2002, the Moab Khotsong acquisition in 2018 and the Mponeng acquisition in 2021. Except for the above mentioned employees, Harmony has no other post-retirement benefit obligation for the other group employees.
During September 2024, Harmony entered into an agreement with RMA to transfer a once-off amount of R350 million to
RMA as a single premium for the transfer of the economic and financial risk associated with the liability in respect of the medical promise and medical aid subsidy, and the administration thereof, from Harmony to RMA. Harmony remains to retain the legal risk relating to the liability.
The group’s obligation is to pay a subsidy of 2% for every completed year of employment up to a maximum of 50% of total medical aid contributions, commencing on date of retirement. Should the employee die, either in service or after retirement, this benefit will transfer to his/her dependants. The medical aid tariffs is based on the Bestmed medical scheme (Bestmed) options.
The principal actuarial assumptions used to determine the present value of unfunded obligations are discussed above. In addition, the following was also considered:
▪It is assumed that all Continuation and Widow Members (CAWMs) will remain on the current benefit option and income band. For employed members, post-employment contributions were assumed to be equal to the average payable for the current CAWMs membership
▪It is assumed that not all employed members will remain employed until retirement therefore estimated resignation and ill-health retirement rates are also taken into account
▪It is assumed that 90% of employed members will be married at retirement or earlier death and that wives are four years younger than their husbands.
Through the post-employment medical plan, the group is exposed to a number of risks, the most significant of which are discussed below:
▪Change in bond yields: A decrease in the bond yields will increase the plan liability
▪Inflation risk: The obligation is linked to inflation and higher inflation will lead to a higher liability
▪Life expectancy: The obligation is to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plan’s liabilities.
The liability is based on an actuarial valuation conducted using the projected unit credit method.
The following is a reconciliation of the retirement benefit obligation:

	SA Rand
Figures in million	2025	2024
Present value of all unfunded obligations	—	290
Current employees	—	101
Retired employees	—	189

The movement in the retirement benefit obligation is as follows:
Balance at beginning of year	290	264
Contributions paid	(2)	(16)
Other expenses included in staff costs/current service cost	—	3
Finance costs	6	35
Remeasurement of liability	56	—
Transfer of liability (a)	(350)	—
Net actuarial loss recognised in other comprehensive income during the year (b)	—	4
Balance at end of year (non-current)	—	290
25Other provisions continued
(b)Retirement benefit obligation continued
(a)During September 2024, Harmony transferred a once-off amount of R350 million to RMA as a single premium for the transfer of the economic and financial risk associated with the liability of R294 million. Harmony and RMA have fulfilled all the relevant clauses per the contract, and the liability was transferred to RMA
(b)The net actuarial loss for 2024 is mainly due to a lower net discount rate driven by the low interest rates assumed and used.
In 2024, management considered whether a reasonably possible change in any of the key assumptions would have a material impact on the obligation, service cost or finance costs. It was determined that changes would result in an immaterial increase or decrease.